Financial income and costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial income and costs [Abstract]
Interest income	$ 1,072,991	$ 848,148	$ 637,977
Income from interest in accounts receivable	4,516	8,961	8,357
Foreign exchange gain, net	39,323	230,532	297,463
Effects of valuation of derivative financial instruments	23,919	0	25,377
Financial income	1,140,749	1,087,641	969,174
Effects of valuation of derivative financial instruments	0	(84,094)	0
Interest expense and financial expenses on financial debt	(185,913)	(188,597)	(129,769)
Commissions and other financial expenses	(146,255)	(67,400)	(42,385)
Financial costs	(332,168)	(340,091)	(172,154)
Financial income, net	$ 808,581	$ 747,550	$ 797,020